Derivative Instruments (Details) (MidMarket derivative [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair value of Company's common stock	$ 18.36
Volatility of Company's common stock	80.00%
Estimated life	8 years 6 months	1 year 9 months
Risk free rate of return	0.11%
Maximum [Member]
Fair value of Company's common stock		$ 10.00
Volatility of Company's common stock		112.00%
Exercise price of warrants	$ 5.00	$ 10.00
Risk free rate of return		0.12%
Minimum [Member]
Fair value of Company's common stock		$ 0.68755
Volatility of Company's common stock		56.78%
Exercise price of warrants	$ 4.00	$ 0.95
Risk free rate of return		0.0266%